Finance income and costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and costs
Interest income	$ 235		$ 334	$ 0	$ 0	$ 7	$ 12
Foreign exchange gain	1,534	$ 775	409			1,991	411
Change in fair value of share warrant obligations					10,080
Other income					79
Finance income - total	1,769	775	743		10,159	1,998	423
Interest expense	(9)	(6)	(20)	(14)	(91)	(45)	(96)
Bank charges	(114)	(58)	(229)	(106)	(320)	(175)	(87)
Foreign exchange loss				(997)	(2,809)
Finance expenses - total	(157)	(64)	(350)	(1,117)	(3,220)	(220)	(183)
Net finance income	$ 1,612	$ 711	$ 393	$ (1,117)	$ 6,939	$ 1,778	$ 240